Exhibit 99.27

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Rating Agency Grades

Run Date - 01/09/2026 10:32:19 AM

LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	4350118904	XXXX	XXXX	XXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350118905	XXXX	XXXX	XXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350118906	XXXX	XXXX	XXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B